Other liabilities	12 Months Ended
Dec. 31, 2017
Other liabilities [Abstract]
Other liabilities

38.  Other liabilities

	R$ thousand
	On December 31
	2017	2016
Financial liabilities
Credit card transactions (1)	26,163,066	23,717,936
Foreign exchange transactions (2)	17,085,029	17,975,291
Loan assignment obligations	8,454,076	8,761,827
Capitalization bonds	7,562,974	7,502,158
Securities trading	2,317,155	2,569,881
Liabilities for acquisition of assets - financial leasing (Note 38 a)	857,212	1,063,649

Other liabilities
Third party funds in transit (3)	7,211,038	7,068,452
Provision for payments	8,743,428	6,997,168
Sundry creditors	3,205,800	8,843,035
Social and statutory	4,524,457	4,631,237
Other taxes payable	1,466,306	1,528,980
Liabilities for acquisition of assets and rights	1,480,777	1,452,568
Other	8,745,506	4,853,333
Total	97,816,824	96,965,515

(1)      Refers to amounts payable to merchants;

(2)      Mainly refers to the institution's sales in foreign currency to customers and its right's in domestic currency, resulting from exchange sale operations; and

(3)      Mainly refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

a)     Composition by maturity of financial leases and details of operating leases

	R$ thousand
	On December 31
	2017	2016
Due within one year	564,337	578,965
From 1 to 2 years	256,327	375,073
From 2 to 3 years	36,548	109,611
Total	857,212	1,063,649

Total non-cancellable minimum future payments due on operating leases in 2017 are R$ 7,923,649  thousand, of which R$ 832,991 thousand is due within 1 year, R$ 3,325,401 thousand between 1-5 years and R$ 3,765,257 thousand with more than 5 years.